Common Stock (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock Disclosure [Abstract]
Capital stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	500	500	500
Common stock, shares outstanding	500	500	500
Common stock shares appgate	500	500
Common stock outstanding shares percentage	100.00%	100.00%